ADVANCES TO SUPPLIERS - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ADVANCES TO SUPPLIERS
Upfront payment | $	$ 3.0
Impairment on advances to suppliers | ¥		¥ 0.0	¥ 0.0